UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22983

Investment Company Act File Number

Eaton Vance NextShares Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Oaktree Diversified Credit NextShares

Eaton Vance

Oaktree Diversified Credit NextShares

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 36.0%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.5%
TransDigm, Inc.
Term Loan, 4.59%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025		748	$745,653

			$745,653

Business Equipment and Services — 3.7%
Fugue Finance B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing September 1, 2024	EUR	400	$460,230
Kiloutou NewCo
Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing January 31, 2025	EUR	230	266,831
Nets Holding A/S
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing February 6, 2025	EUR	176	202,768
PI US MergerCo, Inc.
Term Loan, 5.59%, (1 mo. USD LIBOR + 3.50%), Maturing December 20, 2024		500	494,271
Trans Union, LLC
Term Loan, Maturing June 8, 2025(2)		500	498,959

			$1,923,059

Cable and Satellite Television — 2.4%
CSC Holdings, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		1,250	$1,247,969

			$1,247,969

Containers and Glass Products — 0.5%
CCP Lux Holding S.a.r.l.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing January 31, 2025	EUR	200	$233,356

			$233,356

Ecological Services and Equipment — 1.9%
ExGen Renewables IV, LLC
Term Loan, 5.31%, (3 mo. USD LIBOR + 3.00%), Maturing November 28, 2024		488	$490,331
GFL Environmental, Inc.
Term Loan, Maturing May 30, 2025(2)		500	497,500

			$987,831

Electronics/Electrical — 1.9%
SolarWinds Holdings, Inc.
Term Loan, 5.09%, (1 mo. USD LIBOR + 3.00%), Maturing February 5, 2024		498	$498,675
Vertafore, Inc.
Term Loan, Maturing July 2, 2025(2)		500	497,361

			$996,036

Financial Intermediaries — 1.6%
Fintrax
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing December 14, 2024	EUR	200	$235,506
Independent Vetcare Holdings Limited
Term Loan, 5.00%, (3 mo. GBP LIBOR + 4.50%), Maturing January 31, 2024	GBP	260	343,135

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Peer Holding B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing February 13, 2025	EUR	200	$229,561

			$808,202

Food Products — 0.5%
Refresco Group B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	200	$231,458

			$231,458

Health Care — 6.0%
CHG Healthcare Services, Inc.
Term Loan, 5.36%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		995	$997,798
CTC AcquiCo GmbH
Term Loan, 5.57%, (3 mo. USD LIBOR + 3.25%), Maturing March 7, 2025		200	199,500
Gentiva Health Services, Inc.
Term Loan, Maturing June 2, 2025(2)		500	501,250
Innoviva, Inc.
Term Loan, 6.83%, (3 mo. USD LIBOR + 4.50%), Maturing August 11, 2022		371	374,962
Pearl Intermediate Parent, LLC
Term Loan, 4.84%, (1 mo. USD LIBOR + 2.75%), Maturing February 14, 2025		769	760,535
Term Loan, 2.13%, (3 mo. USD LIBOR + 2.75%), Maturing February 14, 2025(3)		227	225,189

			$3,059,234

Industrial Equipment — 0.3%
TI Luxembourg S.A.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing February 14, 2025	EUR	140	$163,560

			$163,560

Insurance — 3.4%
Asurion, LLC
Term Loan, Maturing November 3, 2023(2)		500	$497,500
Term Loan - Second Lien, Maturing August 4, 2025(2)		250	249,375
Mayfield Agency Borrower, Inc.
Term Loan, 6.59%, (1 mo. USD LIBOR + 4.50%), Maturing February 28, 2025		1,000	1,002,083

			$1,748,958

Leisure Goods/Activities/Movies — 1.9%
MND Holdings III Corp.
Term Loan, 5.83%, (3 mo. USD LIBOR + 3.50%), Maturing June 19, 2024		992	$996,203

			$996,203

Lodging and Casinos — 1.9%
Alpha Group S.a.r.l.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing January 31, 2025	EUR	200	$233,852
Stars Group Holdings B.V. (The)
Term Loan, Maturing July 28, 2025(2)	EUR	200	232,392
Wyndham Hotels & Resorts, Inc.
Term Loan, 3.73%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		500	500,365

			$966,609

Nonferrous Metals/Minerals — 1.9%
American Rock Salt Company, LLC
Term Loan, 5.84%, (1 mo. USD LIBOR + 3.75%), Maturing March 21, 2025		499	$499,997
Covia Holdings Corporation
Term Loan, Maturing June 1, 2025(2)		500	500,812

			$1,000,809

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Oil and Gas — 1.0%
HFOTCO, LLC
Term Loan, Maturing June 19, 2025(2)		500	$501,459

			$501,459

Radio and Television — 1.9%
Sinclair Television Group, Inc.
Term Loan, Maturing December 12, 2024(2)		1,000	$999,745

			$999,745

Retailers (Except Food and Drug) — 1.3%
EG Finco Limited
Term Loan, 6.33%, (3 mo. USD LIBOR + 4.00%), Maturing February 7, 2025		499	$495,113
EG Group Limited
Term Loan, 5.51%, (3 mo. GBP LIBOR + 4.75%), Maturing February 6, 2025	GBP	150	196,110

			$691,223

Steel — 1.0%
GrafTech Finance, Inc.
Term Loan, Maturing February 12, 2025(2)		500	$498,125

			$498,125

Telecommunications — 1.4%
Securus Technologies Holdings, Inc.
Term Loan, Maturing November 1, 2024(2)		100	$100,770
Term Loan, Maturing November 1, 2024(2)		400	402,000
TDC A/S
Term Loan, Maturing May 31, 2025(2)	EUR	160	185,057

			$687,827

Total Senior Floating-Rate Loans (identified cost $18,569,136)			$18,487,316

Corporate Bonds & Notes — 22.8%

Security	Principal Amount* (000’s omitted)		Value
Beverages — 0.2%
Cott Corp.
5.50%, 7/1/24(4)	EUR	100	$123,223

			$123,223

Building Materials — 0.4%
Summit Materials, LLC/Summit Materials Finance Corp.
6.125%, 7/15/23		220	$224,400

			$224,400

Chemicals — 0.8%
Braskem Finance, Ltd.
7.375% to 7/27/18(4)(5)		100	$100,674
Chemours Co. (The)
4.00%, 5/15/26	EUR	100	116,558
Monitchem HoldCo 3 S.A.
5.25%, 6/15/21(4)	EUR	150	173,870

			$391,102

Security	Principal Amount* (000’s omitted)		Value
Commercial Services — 1.0%
ADT Corp. (The)
6.25%, 10/15/21		25	$26,000
Carriage Services, Inc.
6.625%, 6/1/26(6)		130	132,438
Nexi Capital SpA
4.125%, 11/1/23(6)	EUR	105	120,534
Prime Security Services Borrower, LLC/Prime Finance, Inc.
9.25%, 5/15/23(6)		70	74,900
TMS International Corp.
7.25%, 8/15/25(6)		170	174,250

			$528,122

Computers — 0.5%
NCR Corp.
6.375%, 12/15/23		225	$233,719

			$233,719

Diversified Financial Services — 0.8%
Intrum Justitia AB
3.125%, 7/15/24(4)	EUR	100	$109,790
LHC3 PLC
4.125%, (4.125% cash or 4.875% PIK), 8/15/24(4)(7)	EUR	125	146,157
Vantiv, LLC/Vanity Issuer Corp.
3.875%, 11/15/25(4)	GBP	110	137,914

			$393,861

Entertainment — 0.8%
CPUK Finance, Ltd.
4.25%, 2/28/47(4)	GBP	110	$146,355
Six Flags Entertainment Corp.
4.875%, 7/31/24(6)		160	155,872
WMG Acquisition Corp.
4.125%, 11/1/24(4)	EUR	100	121,243

			$423,470

Environmental Control — 0.3%
Covanta Holding Corp.
5.875%, 3/1/24		180	$177,750

			$177,750

Foods — 0.9%
Albertsons Cos., Inc.
6.085%, (3 mo. USD LIBOR + 3.75%), 1/15/24(6)(8)		100	$100,500
Ingles Markets, Inc.
5.75%, 6/15/23		200	198,000
US Foods, Inc.
5.875%, 6/15/24(6)		180	184,050

			$482,550

Health Care – Services — 0.6%
CHS/Community Health Systems, Inc.
6.25%, 3/31/23		330	$303,600

			$303,600

Security	Principal Amount* (000’s omitted)		Value
Home Builders — 0.5%
Century Communities, Inc.
5.875%, 7/15/25		250	$236,875

			$236,875

Insurance — 0.8%
Hub International, Ltd.
7.00%, 5/1/26(6)		155	$153,450
Nationstar Mortgage Holdings, Inc.
8.125%, 7/15/23(6)(9)		255	258,506

			$411,956

Iron & Steel — 0.9%
Metinvest B.V.
8.50%, 4/23/26(6)		500	$468,480

			$468,480

Machinery – Diversified — 0.4%
Tennant Co.
5.625%, 5/1/25		220	$219,450

			$219,450

Media — 1.8%
SFR Group S.A.
5.625%, 5/15/24(4)	EUR	100	$121,350
Sirius XM Radio, Inc.
5.375%, 4/15/25(6)		205	202,694
Telenet Finance VI Luxembourg SCA
4.875%, 7/15/27(4)	EUR	117	145,029
Univision Communications, Inc.
5.125%, 5/15/23(6)		240	231,000
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24(4)	GBP	100	130,318
Ziggo Bond Finance B.V.
4.625%, 1/15/25(4)	EUR	100	115,631

			$946,022

Metal Fabricate & Hardware — 0.5%
Grinding Media, Inc./Moly-Cop AltaSteel, Ltd.
7.375%, 12/15/23(6)		225	$235,125

			$235,125

Oil & Gas — 1.7%
CITGO Petroleum Corp.
6.25%, 8/15/22(6)		375	$375,113
Extraction Oil & Gas, Inc.
5.625%, 2/1/26(6)		135	129,439
Oasis Petroleum, Inc.
6.875%, 1/15/23		200	203,750
YPF S.A.
6.95%, 7/21/27(4)		168	144,690

			$852,992

Packaging & Containers — 1.4%
ARD Finance S.A.
6.625%, (6.625% cash or 7.375% PIK), 9/15/23(7)	EUR	100	$119,066

Security	Principal Amount* (000’s omitted)		Value
BWAY Holding Co.
5.50%, 4/15/24(6)		270	$263,925
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.125%, 7/15/23(6)		120	118,650
7.00%, 7/15/24(6)		215	219,972

			$721,613

Pharmaceuticals — 1.5%
Grifols S.A.
3.20%, 5/1/25(4)	EUR	150	$171,932
Nidda Healthcare Holding GmbH
3.50%, 9/30/24(4)	EUR	130	143,752
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(6)		70	72,712
5.875%, 5/15/23(6)		335	315,947
5.50%, 11/1/25(6)		50	49,463

			$753,806

Real Estate — 0.9%
Hunt Cos., Inc.
6.25%, 2/15/26(6)		223	$208,505
Kennedy-Wilson, Inc.
5.875%, 4/1/24(6)		250	243,750

			$452,255

Real Estate Investment Trusts (REITs) — 0.9%
ESH Hospitality, Inc.
5.25%, 5/1/25(6)		130	$125,775
RHP Hotel Properties, L.P./RHP Finance Corp.
5.00%, 4/15/23		170	169,575
SBA Communications Corp.
4.875%, 9/1/24		190	182,218

			$477,568

Retail — 0.4%
Suburban Propane Partners L.P./Suburban Energy Finance Corp.
5.50%, 6/1/24		195	$190,125

			$190,125

Software — 1.5%
First Data Corp.
5.75%, 1/15/24(6)		295	$295,914
MSCI, Inc.
5.25%, 11/15/24(6)		175	177,625
5.75%, 8/15/25(6)		45	46,575
TeamSystem SpA
4.00%, (3 mo. EURIBOR + 4.00%), 4/15/23(6)(8)	EUR	200	233,852

			$753,966

Telecommunications — 2.7%
CommScope, Inc.
5.50%, 6/15/24(6)		205	$206,794
Frontier Communications Corp.
8.50%, 4/1/26(6)		125	121,094
Intelsat Jackson Holdings S.A.
8.00%, 2/15/24(6)		315	331,538

Security	Principal Amount* (000’s omitted)		Value
Level 3 Financing, Inc.
5.375%, 1/15/24		180	$176,850
Plantronics, Inc.
5.50%, 5/31/23(6)		205	205,615
SES S.A.
4.625% to 1/2/22(4)(5)(10)	EUR	100	120,619
Sprint Communications, Inc.
6.00%, 11/15/22		255	253,406

			$1,415,916

Transportation — 0.6%
Moto Finance PLC
4.50%, 10/1/22(4)	GBP	100	$131,797
Watco Cos., LLC/Watco Finance Corp.
6.375%, 4/1/23(6)		195	198,900

			$330,697

Total Corporate Bonds & Notes (identified cost $11,950,722)			$11,748,643

Convertible Bonds — 16.0%

Security	Principal Amount* (000’s omitted)		Value
Airlines — 0.2%
ANA Holdings, Inc.
0.00%, 9/19/24(4)	JPY	10,000	$92,241

			$92,241

Auto Manufacturers — 0.1%
Navistar International Corp.
4.50%, 10/15/18		60	$60,427

			$60,427

Banks — 0.1%
BofA Finance, LLC
0.25%, 5/1/23		65	$60,824

			$60,824

Biotechnology — 0.3%
Exact Sciences Corp.
1.00%, 1/15/25		28	$29,519
Illumina, Inc.
0.00%, 6/15/19		85	100,509
Ligand Pharmaceuticals, Inc.
0.75%, 5/15/23(6)		45	46,656

			$176,684

Chemicals — 0.2%
Mitsubishi Chemical Holdings Corp.
0.00%, 3/29/24(4)	JPY	10,000	$94,048

			$94,048

Security	Principal Amount* (000’s omitted)		Value
Coal — 0.5%
RAG-Stiftung
0.00%, 3/16/23(4)	EUR	200	$243,662

			$243,662

Commercial Services — 1.1%
Cardtronics, Inc.
1.00%, 12/1/20		110	$102,524
Huron Consulting Group, Inc.
1.25%, 10/1/19		100	94,355
Macquarie Infrastructure Corp.
2.875%, 7/15/19		100	99,504
Shanghai Port Group BVI Holding Co., Ltd.
0.00%, 8/9/22(4)		200	211,350
Square, Inc.
0.50%, 5/15/23(6)		50	53,594

			$561,327

Computers — 0.2%
Indra Sistemas S.A.
1.25%, 10/7/23(4)	EUR	100	$120,984

			$120,984

Diversified Financial Services — 0.8%
Orpar S.A.
0.00%, 6/20/24(4)	EUR	200	$239,822
PRA Group, Inc.
3.00%, 8/1/20		135	130,117
3.50%, 6/1/23		50	53,299

			$423,238

Electric — 0.4%
China Yangtze Power International BVI 2, Ltd.
0.00%, 11/9/21(4)	EUR	100	$126,268
NRG Energy, Inc.
2.75%, 6/1/48(6)		60	58,104

			$184,372

Electronics — 0.1%
Vishay Intertechnology, Inc.
2.25%, 6/15/25(6)		56	$55,080

			$55,080

Energy – Alternate Sources — 0.6%
Green Plains, Inc.
4.125%, 9/1/22		75	$74,585
NextEra Energy Partners, L.P.
1.50%, 9/15/20(6)		90	91,929
Pattern Energy Group, Inc.
4.00%, 7/15/20		135	134,994

			$301,508

Security	Principal Amount* (000’s omitted)		Value
Engineering & Construction — 0.5%
China Railway Construction Corp, Ltd.
0.00%, 1/29/21(4)		250	$253,750

			$253,750

Entertainment — 0.1%
Live Nation Entertainment, Inc.
2.50%, 3/15/23(6)		60	$62,275

			$62,275

Health Care – Products — 0.7%
NuVasive, Inc.
2.25%, 3/15/21		50	$54,304
QIAGEN N.V.
0.50%, 9/13/23(4)		200	216,604
Wright Medical Group, Inc.
1.625%, 6/15/23		127	126,778

			$397,686

Holding Company – Diversified — 0.5%
RWT Holdings, Inc.
5.625%, 11/15/19		110	$111,692
Seven Group Holdings, Ltd.
2.20%, 3/5/25(4)	AUD	200	146,715

			$258,407

Home Furnishings — 0.8%
Harvest International Co.
0.00%, 11/21/22(4)	HKD	2,000	$268,622
Sony Corp.
0.00%, 9/30/22	JPY	10,000	116,290

			$384,912

Internet — 1.3%
Ctrip.com International, Ltd.
1.00%, 7/1/20		168	$177,139
CyberAgent, Inc.
0.00%, 2/17/23(4)	JPY	10,000	110,345
Pandora Media, Inc.
1.75%, 12/1/20		125	120,231
Q2 Holdings, Inc.
0.75%, 2/15/23(6)		63	71,748
Twilio, Inc.
0.25%, 6/1/23(6)		60	62,461
Twitter, Inc.
0.25%, 9/15/19		145	140,966

			$682,890

Investment Companies — 0.6%
Archer Obligations S.A.
0.00%, 3/31/23(4)	EUR	100	$148,661
Ares Capital Corp.
4.375%, 1/15/19		100	100,831
Goldman Sachs BDC, Inc.
4.50%, 4/1/22		75	76,866

			$326,358

Security	Principal Amount* (000’s omitted)		Value
Iron & Steel — 0.5%
Angang Steel Co., Ltd.
0.00%, 5/25/23(4)	HKD	2,000	$247,910

			$247,910

Media — 0.2%
Liberty Media Corp.
2.125%, 3/31/48(6)		75	$74,143

			$74,143

Mining — 0.7%
Glencore Funding, LLC
0.00%, 3/27/25(4)		200	$194,500
SSR Mining, Inc.
2.875%, 2/1/33		145	143,459

			$337,959

Oil & Gas — 0.6%
Ensco Jersey Finance, Ltd.
3.00%, 1/31/24		110	$102,425
PDC Energy, Inc.
1.125%, 9/15/21		69	72,419
Whiting Petroleum Corp.
1.25%, 4/1/20		150	143,540

			$318,384

Oil & Gas Services — 0.4%
SEACOR Holdings, Inc.
3.00%, 11/15/28		165	$161,971
Weatherford International, Ltd.
5.875%, 7/1/21		34	33,545

			$195,516

Pharmaceuticals — 0.4%
Jazz Investments I, Ltd.
1.50%, 8/15/24(6)		55	$57,507
Supernus Pharmaceuticals, Inc.
0.625%, 4/1/23(6)		35	42,829
Teva Pharmaceutical Finance Co., LLC
0.25%, 2/1/26		100	93,189

			$193,525

Real Estate — 1.2%
ADLER Real Estate AG
2.50%, 7/19/21(4)	EUR	674	$125,581
Consus Real Estate AG
4.00%, 11/29/22(4)	EUR	200	213,427
Forestar Group, Inc.
3.75%, 3/1/20		100	100,009
Nexity S.A.
0.125%, 1/1/23(4)	EUR	235	193,516

			$632,533

Real Estate Investment Trusts (REITs) — 1.8%
Apollo Commercial Real Estate Finance, Inc.
4.75%, 8/23/22		125	$124,050

Security	Principal Amount* (000’s omitted)	Value
Blackstone Mortgage Trust, Inc.
4.375%, 5/5/22	65	$64,049
Colony Capital, Inc.
3.875%, 1/15/21	125	119,375
Extra Space Storage L.P.
3.125%, 10/1/35(6)	85	98,900
KKR Real Estate Finance Trust, Inc.
6.125%, 5/15/23(6)	100	100,375
PennyMac Corp.
5.375%, 5/1/20	130	130,633
Resource Capital Corp.
6.00%, 12/1/18	75	76,547
Spirit Realty Capital, Inc.
2.875%, 5/15/19	150	149,474
VEREIT, Inc.
3.00%, 8/1/18	75	75,095

		$938,498

Software — 0.4%
Atlassian, Inc.
0.625%, 5/1/23(6)	75	$77,780
New Relic, Inc.
0.50%, 5/1/23(6)	45	49,754
Verint Systems, Inc.
1.50%, 6/1/21	75	73,983

		$201,517

Telecommunications — 0.2%
InterDigital, Inc.
1.50%, 3/1/20	70	$86,013

		$86,013

Transportation — 0.4%
Golar LNG, Ltd.
2.75%, 2/15/22	188	$206,039

		$206,039

Venture Capital — 0.1%
Hercules Capital, Inc.
4.375%, 2/1/22	60	$59,912

		$59,912

Total Convertible Bonds (identified cost $8,276,734)		$8,232,622

Asset-Backed Securities — 11.9%

Security	Principal Amount (000’s omitted)	Value
BSPRT Issuer, Ltd.
Series 2017-FL1, Class C, 6.323%, (1 mo. USD LIBOR + 4.25%), 6/15/27(6)(8)	$250	$252,145
Dryden Senior Loan Fund
Series 2016-43A, Class E, 9.609%, (3 mo. USD LIBOR + 7.25%), 7/20/29(6)(8)	700	701,542

Security	Principal Amount (000’s omitted)	Value
MidOcean Credit CLO
Series 2014-3A, Class ER, 8.301%, (3 mo. USD LIBOR + 6.20%), 4/21/31(6)(8)	$500	$491,250
Series 2017-7A, Class F, 10.448%, (3 mo. USD LIBOR + 8.10%), 7/15/29(6)(8)	750	758,461
Nassau, Ltd.
Series 2017-IIA, Class D, 5.028%, (3 mo. USD LIBOR + 2.68%), 1/15/30(6)(8)	550	542,969
Octagon Investment Partners XIV, Ltd.
Series 2012-1A, Class ER, 10.698%, (3 mo. USD LIBOR + 8.35%), 7/15/29(6)(8)	750	746,563
OZLM, Ltd.
Series 2017-17A, Class D, 8.349%, (3 mo. USD LIBOR + 5.99%), 7/20/30(6)(8)	250	252,853
Pretium Mortgage Credit Partners I, LLC
Series 2018-NPL1, Class A2, 5.00%, 1/27/33(6)(11)	600	595,132
Regatta X Funding, Ltd.
Series 2017-3A, Class D, 5.103%, (3 mo. USD LIBOR + 2.75%), 1/17/31(6)(8)	250	248,541
TICP CLO I, Ltd.
Series 2015-1A, Class DR, 4.859%, (3 mo. USD LIBOR + 2.50%), 7/20/27(6)(8)	500	498,545
Tralee CLO IV, Ltd.
Series 2017-4A, Class E, 8.039%, (3 mo. USD LIBOR + 6.10%), 1/20/30(6)(8)	1,000	1,008,078

Total Asset-Backed Securities (identified cost $6,082,632)		$6,096,079

Commercial Mortgage-Backed Securities — 12.0%

Security	Principal Amount (000’s omitted)	Value
Ashford Hospitality Trust
Series 2018-KEYS, Class F, 8.05%, (1 mo. USD LIBOR + 6.00%), 5/15/35(6)(8)(9)	$300	$301,389
Barclays Commercial Mortgage Securities Trust
Series 2017-GLKS, Class F, 5.773%, (1 mo. USD LIBOR + 3.70%), 11/15/34(6)(8)	500	501,065
BX Trust
Series 2018-GW, Class G, 4.82%, (1 mo. USD LIBOR + 2.92%), 5/15/35(6)(8)	250	251,142
CFCRE Commercial Mortgage Trust
Series 2018-TAN, Class E, 6.446%, 2/15/33(6)	660	676,865
CGGS Commercial Mortgage Trust
Series 2018-WSS, Class E, 5.223%, (1 mo. USD LIBOR + 3.15%), 2/15/37(6)(8)	300	302,022
Citigroup Commercial Mortgage Trust
Series 2018-TBR, Class F, 5.723%, (1 mo. USD LIBOR + 3.65%), 12/15/36(6)(8)	400	403,755
Cosmopolitan Hotel Trust
Series 2017-CSMO, Class F, 5.815%, (1 mo. USD LIBOR + 3.74%), 11/15/36(6)(8)	1,000	1,006,467
DBCCRE Mortgage Trust
Series 2014-ARCP, Class E, 4.93%, 1/10/34(6)(12)	200	191,843
GPMT, Ltd.
Series 2018-FL1, Class D, 5.035%, (1 mo. USD LIBOR + 2.95%), 11/21/35(6)(8)	250	251,250
Hilton USA Trust
Series 2016-SFP, Class F, 6.155%, 11/5/35(6)	500	506,248
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2018-BCON, Class F, 3.881%, 1/5/31(6)(12)	250	235,113
Series 2018-LAQ, Class E, 5.00%, (1 mo. USD LIBOR + 3.00%), 6/15/32(6)(8)(9)	300	300,740
Series 2018-PTC, Class D, 5.02%, (1 mo. USD LIBOR + 3.12%), 4/15/31(6)(8)	400	400,540
Rosslyn Portfolio Trust
Series 2017-ROSS, Class F, 5.823%, (1 mo. USD LIBOR + 3.75%), 6/15/33(6)(8)	354	354,842

Security	Principal Amount (000’s omitted)	Value
UBS Commercial Mortgage Trust
Series 2018-NYCH, Class F, 5.894%, (1 mo. USD LIBOR + 3.82%), 2/15/32(6)(8)	$500	$498,029

Total Commercial Mortgage-Backed Securities (identified cost $6,127,750)		$6,181,310

Short-Term Investments — 5.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.09%(13)	2,731,744	$2,731,744

Total Short-Term Investments (identified cost $2,731,816)		$2,731,744

Total Investments — 104.0% (identified cost $53,738,790)		$53,477,714

Less Unfunded Loan Commitments — (0.3)%		$(164,358)

Net Investments — 103.7% (identified cost $53,574,432)		$53,313,356

Other Assets, Less Liabilities — (3.7)%		$(1,896,343)

Net Assets — 100.0%		$51,417,013

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	This Senior Loan will settle after June 30, 2018, at which time the interest rate will be determined.

(3)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2018, the aggregate value of these securities is $5,532,350 or 10.8% of the Fund’s net assets.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2018, the aggregate value of these securities is $19,713,481 or 38.3% of the Fund’s net assets.

(7)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(8)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2018.

(9)	When-issued security.

(10)	Security converts to floating rate after the indicated fixed-rate coupon period.

(11)	Multi-step coupon bond. Interest rate represents the rate in effect at June 30, 2018.

(12)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at June 30, 2018.

(13)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2018 was $76,574.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	90,000	USD	104,746	State Street Bank and Trust Company	7/19/18	$476	$—
EUR	98,000	USD	114,734	State Street Bank and Trust Company	7/19/18	—	(158)
HKD	103,000	USD	13,126	State Street Bank and Trust Company	7/19/18	4	—
HKD	67,000	USD	8,539	State Street Bank and Trust Company	7/19/18	2	—
JPY	10,300,000	USD	93,068	State Street Bank and Trust Company	7/19/18	62	—
JPY	9,100,000	USD	82,310	State Street Bank and Trust Company	7/19/18	—	(31)
JPY	1,440,000	USD	13,193	State Street Bank and Trust Company	7/19/18	—	(173)
JPY	10,200,000	USD	92,517	State Street Bank and Trust Company	7/19/18	—	(291)
USD	153,996	AUD	199,000	State Street Bank and Trust Company	7/19/18	6,721	—
USD	3,559	AUD	4,700	State Street Bank and Trust Company	7/19/18	81	—
USD	2,260,228	EUR	1,816,956	State Street Bank and Trust Company	7/19/18	135,956	—
USD	1,729,277	EUR	1,387,000	State Street Bank and Trust Company	7/19/18	107,683	—
USD	1,034,002	EUR	831,216	State Street Bank and Trust Company	7/19/18	62,197	—
USD	138,054	EUR	110,809	State Street Bank and Trust Company	7/19/18	8,503	—
USD	925,449	EUR	788,698	State Street Bank and Trust Company	7/19/18	3,352	—
USD	239,205	EUR	203,255	State Street Bank and Trust Company	7/19/18	1,572	—
USD	38,835	EUR	32,364	State Street Bank and Trust Company	7/19/18	998	—
USD	107,464	EUR	91,814	State Street Bank and Trust Company	7/19/18	120	—
USD	32,588	EUR	28,000	State Street Bank and Trust Company	7/19/18	—	(148)
USD	377,568	GBP	262,638	State Street Bank and Trust Company	7/19/18	30,702	—
USD	152,597	GBP	106,147	State Street Bank and Trust Company	7/19/18	12,408	—
USD	418,179	GBP	312,752	State Street Bank and Trust Company	7/19/18	5,127	—
USD	201,885	GBP	150,931	State Street Bank and Trust Company	7/19/18	2,551	—
USD	273,301	HKD	2,141,000	State Street Bank and Trust Company	7/19/18	366	—
USD	3,951	HKD	31,000	State Street Bank and Trust Company	7/19/18	—	(1)
USD	264,162	HKD	2,073,000	State Street Bank and Trust Company	7/19/18	—	(105)
USD	689,900	JPY	73,400,000	State Street Bank and Trust Company	7/19/18	26,236	—
USD	27,207	JPY	2,900,000	State Street Bank and Trust Company	7/19/18	986	—

						$406,103	$(907)

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

AUD	-	Australian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

JPY	-	Japanese Yen

USD	-	United States Dollar

At June 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

At June 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $406,103 and $907, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$18,322,958	$—	$18,322,958
Corporate Bonds & Notes	—	11,748,643	—	11,748,643
Convertible Bonds	—	8,232,622	—	8,232,622
Asset-Backed Securities	—	6,096,079	—	6,096,079
Commercial Mortgage-Backed Securities	—	6,181,310	—	6,181,310
Short-Term Investments	—	2,731,744	—	2,731,744
Total Investments	$—	$53,313,356	$—	$53,313,356
Forward Foreign Currency Exchange Contracts	$—	$406,103	$—	$406,103
Total	$—	$53,719,459	$—	$53,719,459

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(907)	$—	$(907)
Total	$—	$(907)	$—	$(907)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance NextShares Trust II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018